Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements
Cash income tax payments, net of refunds	$ 1,888	$ 2,331	$ 1,968
Cash interest payments	194	134	178
Capitalized interest	$ 10	$ 13	$ 15